PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – 96.6% of Net Assets
		Australia – 2.2%
3,840,000		Australia Government Bond, Series 164, 0.500%, 9/21/2026, (AUD)	$2,334,821
430,000		Glencore Capital Finance DAC, EMTN, 0.750%, 3/01/2029, (EUR)	353,966
4,845,000		New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)	3,299,221
8,485,000		Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, 144A, (AUD)	5,447,412

			11,435,420

		Belgium – 0.4%
305,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	288,055
2,485,000		Kingdom of Belgium Government Bond, Series 88, 1.700%, 6/22/2050, 144A, (EUR)	1,877,161

			2,165,216

		Brazil – 1.6%
1,020,000		Banco do Brasil S.A., 4.625%, 1/15/2025, 144A	996,540
22,836	(††)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2027, (BRL)	3,993,960
3,525,000		Brazilian Government International Bond, 4.625%, 1/13/2028	3,375,178

			8,365,678

		Canada – 2.0%
11,030,000		Canadian Government Bond, 0.500%, 12/01/2030, (CAD)	6,573,684
460,015		CNH Capital Canada Receivables Trust, Series 2021-1A, Class A2, 1.001%, 11/16/2026, 144A, (CAD)	324,345
286,349		Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)	209,942
1,260,000		Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)	938,207
5,245,000		Province of Ontario Canada, 1.900%, 12/02/2051, (CAD)	2,375,164

			10,421,342

		China – 7.0%
42,910,000		China Development Bank, Series 2103, 3.300%, 3/03/2026, (CNY)	6,326,009
41,870,000		China Development Bank, Series 2115, 3.120%, 9/13/2031, (CNY)	6,081,305
34,470,000		China Government Bond, 1.990%, 4/09/2025, (CNY)	4,930,654
33,010,000		China Government Bond, 3.270%, 11/19/2030, (CNY)	4,923,812
49,010,000		China Government Bond, 3.280%, 12/03/2027, (CNY)	7,273,462

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
	China – continued
20,670,000	China Government Bond, 3.720%, 4/12/2051, (CNY)	$3,239,097
17,610,000	China Government Bond, Series INBK, 3.320%, 4/15/2052, (CNY)	2,597,339
1,450,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.000%, 1/15/2033	1,369,366

		36,741,044

	Colombia – 0.8%
19,798,100,000	Colombian TES, Series B, 7.500%, 8/26/2026, (COP)	3,486,693
835,000	EcoPetrol S.A., 4.625%, 11/02/2031	637,806

		4,124,499

	France – 1.8%
300,000	Electricite de France S.A., 5.000%, 9/21/2048, 144A	242,211
300,000	Electricite de France S.A., EMTN, 2.000%, 12/09/2049, (EUR)	193,086
300,000	Electricite de France S.A., EMTN, 5.125%, 9/22/2050, (GBP)	316,465
3,275,000	French Republic Government Bond OAT, 0.500%, 6/25/2044, 144A, (EUR)	2,041,186
6,685,000	French Republic Government Bond OAT, Zero Coupon, 2.371%, 5/25/2032, (EUR)(a)	5,415,054
1,600,000	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres Et Salaries De L Industrie Et Du Commerce (MACIF), (fixed rate to 3/21/2032, variable rate thereafter), 2.125%, 6/21/2052, (EUR)	1,158,860

		9,366,862

	Germany – 12.5%
7,675,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%-1.110%, 8/15/2026, (EUR)(b)	7,521,605
9,395,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 1.755%-1.883%, 2/15/2030, (EUR)(b)	8,467,947
7,605,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 8/15/2028, (EUR)	7,207,315
4,835,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 8/15/2027, (EUR)	4,736,161
16,400,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2024, (EUR)	17,132,077
1,710,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2025, (EUR)	1,760,215
2,345,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 8/15/2048, (EUR)	1,952,437
1,975,000	Bundesrepublik Deutschland Bundesanleihe, 1.500%, 5/15/2023, (EUR)	2,111,157
555,000	Bundesrepublik Deutschland Bundesanleihe, Series 08, 4.750%, 7/04/2040, (EUR)	772,630
2,660,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.308%, 8/15/2050, (EUR)(a)	1,487,777

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
	Germany – continued
1,680,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 1.365%, 8/15/2052, (EUR)(a)	$898,376
1,805,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	1,281,867
815,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	597,569
2,100,000	Deutsche Bank AG, EMTN, (fixed rate to 3/24/2027, variable rate thereafter), 4.000%, 6/24/2032, (EUR)	1,988,859
4,330,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,976,425
211,000	Fraport AG Frankfurt Airport Services Worldwide, 2.125%, 7/09/2027, (EUR)	201,948
32,680,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)	3,290,116

		65,384,481

	Indonesia – 0.7%
18,722,000,000	Indonesia Treasury Bond, Series FR78, 8.250%, 5/15/2029, (IDR)	1,294,705
38,485,000,000	Indonesia Treasury Bond, Series FR87, 6.500%, 2/15/2031, (IDR)	2,399,209

		3,693,914

	Ireland – 0.9%
400,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	337,523
3,205,000	Ireland Government Bond, 1.000%, 5/15/2026, (EUR)	3,251,423
1,310,000	Ireland Government Bond, Zero Coupon, 0.029%, 10/18/2031, (EUR)(a)	1,080,797

		4,669,743

	Israel – 0.2%
3,425,000	State of Israel, Series 0330, 1.000%, 3/31/2030, (ILS)	812,200

	Italy – 2.6%
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,455,797
1,420,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	1,046,639
2,625,000	Intesa Sanpaolo SpA, EMTN, 5.148%, 6/10/2030, (GBP)	2,582,050
6,085,000	Italy Buoni Poliennali Del Tesoro, 1.350%, 4/01/2030, (EUR)	5,349,143
300,000	UniCredit SpA, (fixed rate to 1/15/2027, variable rate thereafter), 2.731%, 1/15/2032, (EUR)	269,767
605,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	554,478
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	162,490

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued
		Italy – continued
$2,355,000		UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035	$1,918,342

			13,338,706

		Japan – 4.7%
565,000,000		Japan Government Five Year Bond, Series 139, 0.100%, 3/20/2024, (JPY)	4,309,524
389,700,000		Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)	3,532,985
468,600,000		Japan Government Thirty Year Bond, Series 41, 1.700%, 12/20/2043, (JPY)	3,813,284
480,200,000		Japan Government Thirty Year Bond, Series 51, 0.300%, 6/20/2046, (JPY)	2,845,672
724,400,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)	4,314,110
731,750,000		Japan Government Two Year Bond, Series 436, 0.005%, 5/01/2024, (JPY)	5,574,715

			24,390,290

		Korea – 1.2%
9,400,000,000		Korea Treasury Bond, Series 3006, 1.375%, 6/10/2030, (KRW)	6,265,989

		Luxembourg – 1.3%
345,000		Blackstone Property Partners Europe Holdings S.a.r.l., 3.625%, 10/29/2029, (EUR)	299,183
1,015,000		Blackstone Property Partners Europe Holdings S.a.r.l., EMTN, 1.000%, 5/04/2028, (EUR)	791,954
1,960,000		Blackstone Property Partners Europe Holdings S.a.r.l., EMTN, 1.625%, 4/20/2030, (EUR)	1,432,272
1,270,000		Blackstone Property Partners Europe Holdings S.a.r.l., EMTN, 1.750%, 3/12/2029, (EUR)	991,150
1,810,000		Logicor Financing S.a.r.l., EMTN, 0.875%, 1/14/2031, (EUR)	1,253,723
2,785,000		Logicor Financing S.a.r.l., EMTN, 1.625%, 1/17/2030, (EUR)	2,167,107
100,000		Logicor Financing S.a.r.l., EMTN, 2.000%, 1/17/2034, (EUR)	67,620

			7,003,009

		Malaysia – 0.3%
7,770,000		Malaysia Government Bond, Series 0119, 3.906%, 7/15/2026, (MYR)	1,770,246

		Mexico – 1.3%
405,000		America Movil SAB de CV, 2.875%, 5/07/2030	343,820
996,320	(†††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	4,967,667
1,450,000		Mexico Government International Bond, 3.500%, 2/12/2034	1,160,390

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
	Mexico – continued
$330,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	$286,688

		6,758,565

	New Zealand – 1.3%
1,045,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)	664,970
9,580,000	New Zealand Government Bond, Series 0427, 4.500%, 4/15/2027, (NZD)	6,064,643

		6,729,613

	Norway – 1.3%
320,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	281,502
2,755,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	2,414,473
2,000,000	City of Oslo Norway, 2.300%, 3/14/2024, (NOK)	200,441
2,000,000	City of Oslo Norway, 2.350%, 9/04/2024, (NOK)	199,042
1,000,000	City of Oslo Norway, 3.650%, 11/08/2023, (NOK)	101,858
4,100,000	Norway Government Bond, Series 476, 3.000%, 3/14/2024, 144A, (NOK)	417,751
33,565,000	Norway Government Bond, Series 477, 1.750%, 3/13/2025, 144A, (NOK)	3,328,337

		6,943,404

	Portugal – 0.3%
1,085,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	898,879
405,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	390,793
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	217,290

		1,506,962

	Singapore – 0.4%
2,780,000	Singapore Government Bond, 2.125%, 6/01/2026, (SGD)	2,026,573

	South Africa – 1.7%
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	436,804
180,540,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	8,570,503

		9,007,307

	Spain – 2.0%
2,100,000	Abertis Infraestructuras Finance BV, (fixed rate to 11/24/2025, variable rate thereafter), 3.248%, (EUR)(c)	1,897,265

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
	Spain – continued
$400,000	Banco Santander S.A., 4.250%, 4/11/2027	$379,738
2,600,000	Banco Santander S.A., 5.179%, 11/19/2025	2,567,110
2,460,000	Spain Government Bond, 1.950%, 7/30/2030, 144A, (EUR)	2,394,702
2,835,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)	3,179,669

		10,418,484

	Supranationals – 1.6%
2,665,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	1,989,086
18,000,000	Nordic Investment Bank, EMTN, 0.200%, 1/16/2023, (SEK)	1,723,450
44,510,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	4,370,620

		8,083,156

	Sweden – 0.6%
2,410,000	Heimstaden Bostad Treasury BV, EMTN, 0.750%, 9/06/2029, (EUR)	1,723,306
805,000	Heimstaden Bostad Treasury BV, EMTN, 1.625%, 10/13/2031, (EUR)	548,492
9,900,000	Kommuninvest I Sverige AB, Series 2505, 1.000%, 5/12/2025, (SEK)	894,430

		3,166,228

	Switzerland – 0.2%
715,000	Credit Suisse Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	494,027
460,000	Credit Suisse Group AG, EMTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.250%, 4/02/2026, (EUR)	441,506
195,000	Credit Suisse Group AG, EMTN,(fixed rate to 1/14/2027, variable rate thereafter), 0.650%, 1/14/2028, (EUR)	155,654

		1,091,187

	Thailand – 0.4%
74,870,000	Thailand Government Bond, 1.600%, 12/17/2029, (THB)	2,066,875

	United Arab Emirates – 0.3%
1,180,000	DP World Ltd., EMTN, 4.700%, 9/30/2049	991,932
800,000	DP World Ltd., EMTN, 5.625%, 9/25/2048	748,947

		1,740,879

	United Kingdom – 4.8%
1,030,000	Aviva PLC, (fixed rate to 3/03/2035, variable rate thereafter), 4.000%, 6/03/2055, (GBP)	952,727
1,050,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	798,992

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
	United Kingdom – continued
635,000	Barclays PLC, EMTN, (fixed rate to 2/07/2023, variable rate thereafter), 2.000%, 2/07/2028, (EUR)	$674,311
267,089	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 5.344%, 11/16/2066, 144A(d)	267,031
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,008,520
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	3,092,425
114,000	Lanark Master Issuer PLC, Series 2020-1A, Class 2A, SONIA Index + 0.570%, 3.848%, 12/22/2069, 144A, (GBP)(d)	137,873
1,720,000	Legal & General Group PLC, (fixed rate to 11/01/2030, variable rate thereafter), 4.500%, 11/01/2050, (GBP)	1,795,428
490,000	Legal & General Group PLC, EMTN, (fixed rate to 11/26/2029, variable rate thereafter), 3.750%, 11/26/2049, (GBP)	494,260
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	685,216
175,000	National Grid Electricity Transmission PLC, EMTN, 1.125%, 7/07/2028, (GBP)	168,248
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	568,399
4,110,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)	4,922,174
3,670,000	United Kingdom Gilt, 4.250%, 12/07/2055, (GBP)	4,736,999
3,090,000	United Kingdom Gilt, 4.750%, 12/07/2030, (GBP)	4,027,326
600,000	Virgin Money U.K. PLC, EMTN (fixed rate to 5/19/2026, variable rate thereafter), 2.625%, 8/19/2031, (GBP)	593,407

		24,923,336

	United States – 40.2%
750,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	661,500
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	2,194,268
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,990,228
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	267,685
310,000	Ally Financial, Inc., 4.625%, 3/30/2025	303,056
105,000	Ally Financial, Inc., 5.800%, 5/01/2025	104,449
1,879,585	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047, 144A	1,512,830
1,240,000	Ares Capital Corp., 2.875%, 6/15/2028	994,268
2,325,000	AT&T, Inc., 3.650%, 6/01/2051	1,637,526
595,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	584,954

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
	United States – continued
$165,000	Boeing Co. (The), 2.196%, 2/04/2026	$149,913
85,000	Boeing Co. (The), 2.250%, 6/15/2026	76,517
10,000	Boeing Co. (The), 3.250%, 2/01/2035	7,605
120,000	Boeing Co. (The), 3.550%, 3/01/2038	88,412
40,000	Boeing Co. (The), 3.625%, 3/01/2048	26,171
210,000	Boeing Co. (The), 3.750%, 2/01/2050	144,753
195,000	Boeing Co. (The), 3.825%, 3/01/2059	124,663
235,000	Boeing Co. (The), 3.850%, 11/01/2048	161,303
390,000	Boeing Co. (The), 3.900%, 5/01/2049	273,844
175,000	Boeing Co. (The), 3.950%, 8/01/2059	117,516
1,385,000	BPR Trust, Series 2022-OANA, Class A, 1-month SOFR + 1.898%, 6.234%, 4/15/2037, 144A(d)	1,351,756
1,484,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	1,065,939
215,000	Centene Corp., 2.450%, 7/15/2028	181,471
1,345,000	Centene Corp., 2.500%, 3/01/2031	1,052,426
2,566,000	Centene Corp., 4.625%, 12/15/2029	2,344,903
150,000	CF Industries, Inc., 4.950%, 6/01/2043	128,329
380,000	CF Industries, Inc., 5.150%, 3/15/2034	359,668
310,000	CF Industries, Inc., 5.375%, 3/15/2044	278,510
1,185,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	720,560
210,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	152,449
1,440,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	1,354,806
1,225,171	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 6.228%, 11/25/2070, 144A(e)	1,205,711
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)	2,094,171
1,100,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	814,757
1,725,000	Continental Resources, Inc., 4.375%, 1/15/2028	1,580,548

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
	United States – continued
$1,510,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	$1,405,599
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	4,527,842
2,990,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028, 144A	2,810,520
1,690,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,264,066
865,000	Energy Transfer LP, 5.300%, 4/15/2047	719,670
1,205,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,021,161
190,000	EQT Corp., 3.900%, 10/01/2027	175,401
580,000	EQT Corp., 5.000%, 1/15/2029	544,480
585,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	495,999
6,611,535	FHLMC, 2.500%, 12/01/2051	5,596,829
23,565,048	FNMA, 2.000%, with various maturities from 2051 to 2052(f)	19,209,549
5,176,043	FNMA, 2.500%, 5/01/2052	4,384,180
9,481,537	FNMA, 3.000%, with various maturities from 2046 to 2051(f)	8,325,486
5,107,301	FNMA, 3.500%, with various maturities from 2045 to 2052(f)	4,663,421
6,256,497	FNMA, 4.000%, with various maturities from 2048 to 2050(f)	5,958,919
8,283,528	FNMA, 4.500%, with various maturities from 2043 to 2052(f)	7,991,343
2,976,181	FNMA, 5.000%, 8/01/2052	2,938,012
5,060,000	HCA, Inc., 2.375%, 7/15/2031	3,938,847
1,782,305	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.250%, 11/25/2059, 144A(e)	1,779,130
1,553,827	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(e)	1,542,251
55,000	Lennar Corp., 4.750%, 5/30/2025	54,649
420,000	Lennar Corp., 5.000%, 6/15/2027	408,465
2,300,104	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(e)	1,931,976
472,000	Ovintiv, Inc., 6.500%, 8/15/2034	474,949
87,000	Ovintiv, Inc., 7.375%, 11/01/2031	92,602
525,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	412,216
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,920,118

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
	United States – continued
$1,678,058	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(e)	$1,568,997
955,683	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(e)	866,398
593,000	PulteGroup, Inc., 5.000%, 1/15/2027	586,185
305,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	283,060
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	417,089
350,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	235,182
2,020,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,829,746
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	716,856
1,585,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1-month SOFR + 2.186%, 6.522%, 5/15/2037, 144A(d)	1,491,393
1,755,000	U.S. Treasury Bond, 1.250%, 5/15/2050	944,478
7,839,000	U.S. Treasury Bond, 1.625%, 11/15/2050	4,664,205
8,510,000	U.S. Treasury Bond, 1.875%, 2/15/2041	6,014,841
985,000	U.S. Treasury Bond, 1.875%, 2/15/2051	626,014
8,075,000	U.S. Treasury Bond, 2.875%, 5/15/2043(g)	6,590,903
11,573,332	U.S. Treasury Inflation Indexed Note, 0.625%, 7/15/2032(h)	10,600,208
20,380,000	U.S. Treasury Note, 0.125%, 6/30/2023	19,927,819
3,600,000	U.S. Treasury Note, 1.125%, 2/15/2031	2,934,141
8,560,000	U.S. Treasury Note, 1.250%, 8/15/2031	6,940,956
10,730,000	U.S. Treasury Note, 2.500%, 5/31/2024	10,410,196
2,280,000	U.S. Treasury Note, 2.750%, 7/31/2027	2,157,183
1,165,000	U.S. Treasury Note, 2.750%, 8/15/2032	1,060,878
6,390,000	U.S. Treasury Note, 4.375%, 10/31/2024	6,371,779
786,667	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	711,762
934,826	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	837,455
2,922,073	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 8/25/2051, 144A(e)	2,521,257
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	240,870
1,885,000	VMware, Inc., 2.200%, 8/15/2031	1,430,458

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued
	United States – continued
$2,610,134	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(e)	$2,348,109
1,168,877	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(e)	1,028,165

		210,051,728

	Total Bonds and Notes (Identified Cost $580,747,411)	504,462,936

	Short-Term Investments – 0.1%
439,510	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $439,598 on 1/03/2023 collateralized by $467,100 U.S. Treasury Note, 3.250% due 6/30/2029 valued at $448,380 including accrued interest(i) (Identified Cost $439,510)	439,510

	Total Investments – 96.7% (Identified Cost $581,186,921)	504,902,446
	Other assets less liabilities – 3.3%	17,304,776

	Net Assets – 100.0%	$522,207,222

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(b)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(c)	Perpetual bond with no specified maturity date.
(d)	Variable rate security. Rate as of December 31, 2022 is disclosed.
(e)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2022 is disclosed.

(f)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Treasury Inflation Protected Security (TIPS).

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $60,725,080 or 11.6% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2022, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3/02/2023	BRL	S	27,245,000	$5,044,249	$5,106,110	$(61,861)
BNP Paribas S.A.	3/15/2023	CNH	B	28,974,000	4,186,438	4,209,369	22,931
Citibank N.A.	3/15/2023	ZAR	S	69,001,000	3,978,103	4,036,808	(58,705)
HSBC Bank USA	3/15/2023	CAD	B	6,540,000	4,786,720	4,832,839	46,119
HSBC Bank USA	3/15/2023	SGD	B	2,816,000	2,085,223	2,104,789	19,566
Morgan Stanley Capital Services, Inc.	3/15/2023	GBP	S	10,757,000	13,396,660	13,027,295	369,365
Morgan Stanley Capital Services, Inc.	3/15/2023	JPY	B	3,647,594,000	26,831,484	28,053,884	1,222,400
Standard Chartered Bank	3/15/2023	EUR	S	22,595,000	24,217,118	24,302,814	(85,696)
UBS AG	3/15/2023	AUD	B	4,030,000	2,705,541	2,751,572	46,031
UBS AG	3/15/2023	CHF	B	3,258,000	3,502,913	3,550,416	47,503
UBS AG	3/15/2023	COP	S	22,072,575,000	4,505,232	4,492,183	13,049
UBS AG	3/15/2023	IDR	S	21,947,060,000	1,406,231	1,408,514	(2,283)
UBS AG	3/15/2023	MXN	S	79,373,000	3,943,283	4,021,518	(78,235)
UBS AG	3/15/2023	SEK	S	7,374,000	728,120	709,492	18,628

Total							$1,518,812

At December 31, 2022, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank plc	3/15/2023	EUR	1,157,029	PLN	5,502,000	$1,248,369	$3,888
HSBC Bank USA	3/15/2023	NOK	115,025,000	EUR	10,933,499	11,759,893	(16,554)
UBS AG	3/15/2023	ZAR	45,615,000	EUR	2,469,648	2,656,314	(12,329)

Total							$(24,995)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	3/22/2023	50	$6,775,587	$6,715,625	$(59,962)
10 Year U.S. Treasury Note	3/22/2023	65	7,342,980	7,299,297	(43,683)
5 Year U.S. Treasury Note	3/31/2023	190	20,538,773	20,506,641	(32,132)
2 Year U.S. Treasury Note	3/31/2023	175	35,841,138	35,888,672	47,534
Euro-Buxl® 30 Year Bond	3/08/2023	4	689,204	579,070	(110,134)
German Euro Bund	3/08/2023	42	6,376,130	5,976,384	(399,746)

Total					$(598,123)

At December 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	3/22/2023	134	$16,925,341	$16,796,062	$129,279
Ultra 10 Year U.S. Treasury Note	3/22/2023	80	9,526,437	9,462,500	63,937
UK Long Gilt	3/29/2023	32	4,056,611	3,864,772	191,839

Total					$385,055

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$504,462,936	$—	$504,462,936
Short-Term Investments	—	439,510	—	439,510

Total Investments	—	504,902,446	—	504,902,446

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,809,480	—	1,809,480
Futures Contracts (unrealized appreciation)	432,589	—	—	432,589

Total	$432,589	$506,711,926	$—	$507,144,515

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(315,663)	$—	$(315,663)
Futures Contracts (unrealized depreciation)	(645,657)	—	—	(645,657)

Total	$(645,657)	$(315,663)	$—	$(961,320)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of December 31, 2022, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of December 31, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2022:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,809,480	$—
Exchange-traded asset derivatives
Interest rate contracts	—	432,589

Total asset derivatives	$1,809,480	$432,589

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(315,663)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(645,657)

Total liability derivatives	$(315,663)	$(645,657)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2022, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(61,861)	$—
Citibank N.A.	(58,705)	90,000
Standard Chartered Bank	(85,696)	—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$6,280,535	$6,298,123

Industry Summary at December 31, 2022 (Unaudited)

Treasuries	52.7%
Mortgage Related	11.2
Banking	4.0
Government Owned - No Guarantee	3.2
ABS Home Equity	2.6
Local Authorities	2.4
Other Investments, less than 2% each	20.5
Short-Term Investments	0.1

Total Investments	96.7
Other assets less liabilities (including forward foreign currency and futures contracts)	3.3

Net Assets	100.0%

Currency Exposure Summary at December 31, 2022 (Unaudited)

United States Dollar	43.1%
Euro	19.2
Japanese Yen	7.4
Yuan Renminbi	6.7
British Pound	4.2
Canadian Dollar	2.8
Norwegian Krone	2.1
Australian Dollar	2.1
Other, less than 2% each	9.1

Total Investments	96.7
Other assets less liabilities (including forward foreign currency and futures contracts)	3.3

Net Assets	100.0%